UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1.    Semi-Annual Reports to Shareholders

Semi-Annual Report

May 31, 2008

(Unaudited)

Reserve Liquid Performance Money Market Fund

of The Reserve Fund

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Bruce R. Bent
Chairman & CEO
The Reserve

July 29, 2008

The World's Most Experienced Money Fund ManagerSM

After a recent speech a questioner asked what I would do if I was appointed Chairman of the Federal Reserve. I responded that I would immediately resign and go back to being Chairman of The Reserve. Here is why. We are at the flex point in our economy. Inflation pressures that were apparent last summer are still present. Because of the crisis of confidence that emerged last year, inflation fighting was put on hold, interest rates were dropped to protect the valuation of securities and therefore the integrity of investment banks, commercial banks and some money market mutual funds too as it worked out. Unfortunately, the crisis of confidence is not over but the market has improved dramatically.

Many dangerously Structured Investment Vehicles (SIVs) were folded by their sponsors which had the effect of taking matches from children that had proved themselves unworthy of the responsibility, underscoring my earlier points that not anyone can run a money fund. One year has since passed since the subprime and SIV crisis shook the foundation of our markets, which has investors questioning the safety of their money funds. Good!

We are pleased to report that you, and the markets in general, have embraced the very concept and foundation on which The Reserve was founded, an unwavering discipline focused on protecting your principal, providing daily liquidity and transparency, and all the while boring you into a sound sleep. Experience has prevailed and as a result, The Reserve's assets grew by nearly 100%, or $61 billion, over the past year.

Thank you for the trust you have placed in us as your cash manager and in helping us be the fastest organically growing money fund company, ranked among the largest U.S. money fund managers (those with at least $40 billion in assets) in 2005, 2006 and again in 2007. * Please let us know your comments and suggestions as to how we can serve you better.

Bruce Bent
Chairman & CEO

* Source: Crane Data. Ranking is based upon an analysis of 82 money market fund families that Crane Data covers as part of their Money Market Intelligence report from May 31, 2007 to May 31, 2008.

There is no other company in the world that has managed money market funds longer than The Reserve, the largest investment manager dedicated entirely to cash and money fund management. Since creating the money fund industry in 1971, The Reserve's Founder and Chairman, Bruce R. Bent, has actively participated in the daily management of the company and regularly educates the markets on money funds and our original tenets of safety of principal, daily liquidity, and a reasonable rate of return.

THE RESERVE FUND — RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Unaudited)

Principal Amount	Commercial Paper — 87.7%	Value (Note 1)
$75,000,000	Aspen Funding Corp., 2.53%, 6/17/08(a)	$74,915,667
200,000,000	Bank of America Corp., 2.61%, 7/18/08	199,319,806
200,000,000	Bank of Ireland, 2.68%, 8/5/08(a)	199,032,222
184,303,000	Beethoven Funding Corp., 3.15%, 6/10/08(a)	184,157,861
200,000,000	Belmont Funding LLC, 3.30%, 6/3/08(a)	199,963,334
200,000,000	Chesham Finance LLC, 2.80%, 6/2/08(a)	199,984,444
200,000,000	Concord Minutemen Capital Co., 3.20%, 7/25/08(a)	199,040,000
200,000,000	Crown Point Capital Co., 2.95%, 10/2/08(a)	197,984,167
150,000,000	Curzon Funding LLC, 3.15%, 7/15/08(a)	149,422,500
50,000,000	Curzon Funding LLC, 3.08%, 6/30/08(a)	49,875,944
200,000,000	Depfa Bank PLC, 4.76%, 6/10/08(a)	199,762,000
200,000,000	Dexia Delaware LLC, 2.88%, 7/25/08	199,136,000
200,000,000	East-Fleet Finance LLC, 2.80%, 6/2/08(a)	199,984,444
200,000,000	Ebbets Funding LLC, 3.15%, 7/11/08(a)	199,300,000
100,000,000	Elysian Funding LLC, 3.00%, 7/17/08(a)	99,616,667
200,000,000	Erasmus Capital Corp., 3.00%, 7/18/08(a)	199,216,666
200,000,000	Galleon Capital LLC, 3.00%, 6/11/08(a)	199,833,333
100,000,000	Gemini Securitization LLC, 2.63%, 8/19/08(a)	99,422,861
100,000,000	Lexington Parker Capital, 3.20%, 7/7/08(a)	99,680,695
100,000,000	Lexington Parker Capital, 2.95%, 8/6/08(a)	99,458,472
205,000,000	Morgan Stanley, 4.17%, 6/20/08	204,548,829
200,000,000	Morrigan TRR Funding LLC, 3.42%, 6/5/08(a)	199,924,000
100,000,000	Societe Generale NY, 2.87%, 7/17/08	99,633,278
100,000,000	Societe Generale NY, 2.64%, 8/22/08	99,398,667
50,000,000	Surrey Funding Corp., 2.85%, 8/15/08(a)	49,703,125
100,000,000	TSL (USA) Inc., 3.55%, 6/3/08(a)	99,980,278
100,000,000	Tasman Funding Inc., 3.45%, 6/4/08(a)	99,971,250
100,000,000	Tasman Funding Inc., 3.45%, 6/13/08(a)	99,885,000
200,000,000	UBS Finance Delaware LLC, 2.73%, 9/12/08	198,440,705
Total Commercial Paper (Cost $4,400,592,215)		4,400,592,215
	Floating Rate Note — 0.0%(1)
1,200,000	Federal Farm Credit Bank, 1.96%, 8/7/08(b) (Cost $1,199,617)	1,199,617
	Yankees — 12.0%
100,000,000	Barclay's Bank PLC NY, 2.67%, 9/19/08	100,000,000
200,000,000	BNP Paribas NY Branch, 2.70%, 8/12/08	200,000,000
100,000,000	Credit Suisse NY, 4.88%, 6/11/08	100,000,000
200,000,000	Svenska Handelsbanken NY, 2.81% 6/12/08	200,000,304
Total Yankees (Cost $600,000,304)		600,000,304

See notes to financial statements.

THE RESERVE FUND — RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Unaudited) (Continued)

Principal Amount	Repurchase Agreements — 0.2%	Value (Note 1)
$10,225,000	Barclays Capital, Inc., 2.30%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $10,226,960 (collateralized by FNRA 3.29% due 3/25/38 valued at $10,531,751) (Cost $10,225,000)	$10,225,000

Total Investments (Cost† $5,012,017,136)	99.9%	5,012,017,136
Comprehensive management fees payable	(0.0)^	(27,453)
Other assets less liabilities	0.1	6,124,459
Nets Assets	100.0%	$5,018,114,142

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

5,016,819,466 shares Liquidity Class I*	$1.00
1,284,477 shares Class Treasurer's Trust	$1.00

GLOSSARY

FNRA  —  Fannie Mae Real Estate Mortgage Investment Conduit

†  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

(a)  Rule 144A restricted security.

(b)  Variable Rate Instrument. This is the rate in effect at the time of this report.

^  Amount is less than 0.05%.

(1)  Amount is less than 0.10%.

See notes to financial statements.

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF OPERATIONS

	Six Months Ended May 31, 2008 (Unaudited)	Period from June 1, 2007 to November 30, 2007**
Interest Income (Note 1)	$102,484,160	$769,289
Expenses (Note 2)
Comprehensive management fees:
Liquidity Class I*	3,801,618	17,786
Class Treasurer's Trust	11,510	15,404
Trustee fees	12,287	—
Legal fees	1,333	—
Interest expense	711	122
Total expenses before waiver	3,827,459	33,312
Less: expenses waived (Note 2)	(1,421,359)	(32,359)
Net Expenses	2,406,100	953
Net Investment Income	100,078,060	768,336
Net realized gain from investment transactions	10,199	2,769
Net Increase in Net Assets from Investment Operations	$100,088,259	$771,105

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

**  Effective November 2007, the Fund's fiscal year-end changed to November 30. Prior to that date, the Fund's fiscal year-end was May 31.

See notes to financial statements.

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2008 (Unaudited)	Period from June 1, 2007 to November 30, 2007**	For the Year Ended May 31, 2007
Increase in Net Assets From Investment Operations:
Net investment income	$100,078,060	$768,336	$544,708
Net realized gain from investment transactions	10,199	2,769	—
Total increase in net assets from investment operations	100,088,259	771,105	544,708
Dividends Paid to Shareholders From Net Investment Income (Note 1):
Liquidity Class I*	(99,997,370)	(631,838)	(487,419)
Class Treasurer's Trust	(80,690)	(136,498)	(57,289)
Total dividends to shareholders	(100,078,060)	(768,336)	(544,708)
From Capital Share Transactions (Note 4): (at net asset value of $1.00 per share):
Proceeds from sale of shares	5,286,799,175	77,819,443	136,343,496
Dividends reinvested	100,078,060	764,311	372,146
Cost of shares redeemed	(399,273,057)	(92,140,192)	(92,763,311)
	4,987,604,178	(13,556,438)	43,952,331
Net increase (decrease) in net assets	4,987,614,377	(13,553,669)	43,952,331
Net Assets:
Beginning of period	30,499,765	44,053,434	101,103
End of period	$5,018,114,142	$30,499,765	$44,053,434

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

**  Effective November 2007, the Fund's fiscal year-end changed to November 30. Prior to that date, the Fund's fiscal year-end was May 31.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund and Treasury & Repo Fund. These financial statements and notes apply only to the Reserve Liquid Performance Money Market Fund (the "Fund"). The Fund has six classes of shares: Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, and Class Treasurer's Trust*. The Fund commenced operations on January 11, 2006, and as of May 31, 2008, the Fund had only Liquidity Class I and Class Treasurer's Trust shares outstanding.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments, (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments, the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. Under a repurchase agreement, a party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will be at least equal to the repurchase price. The Fund will require the

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

seller to provide additional collateral if the market value of the securities falls below the purchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(*)  Prior to September 28, 2007, these shares class were named Class 15, Class 20, Class 25, Class 35, Class 45 and Class Treasurer's Trust, respectively.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the overall supervision of the Board of Trustees. Under the Agreement, RMCI manages the Fund's investments in accordance to its investment objective and policies. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each class's average daily net assets), all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and other legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees of the Trustees who are not interested persons as defined in the Investment Company Act (the "Independent Trustees"), including fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

Liquidity Class I	Liquidity Class II	Liquidity Class III	Liquidity Class IV	Liquidity Class V	Class Treasurer's Trust
0.16%	0.21%	0.26%	0.36%	0.46%	0.61%

Prior to July 16, 2007, each of the above Classes of shares had a comprehensive management fee that was 0.01% lower.

For the six months ended May 31, 2008, RMCI voluntarily waived $1,421,359 of its comprehensive management fee for the Fund. This waiver is voluntary and may be terminated at any time. Certain Trustees and Officers of the Fund are also officers of RMCI.

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets:

At May 31, 2008, the composition of the Fund's net assets was as follows:

Par Value	$5,018,114
Additional-Paid-in-Capital	5,013,096,028
Net Assets	$5,018,114,142

The tax basis of the Fund's assets is the same as the basis for financial reporting at May 31, 2008.

(4)  Capital Share Transactions:

For the six months ended May 31, 2008, and the period from June 1, 2007 to November 30, 2007, and the year ended May 31, 2007, the capital share transactions of each Class of the Fund were as follows (at $1.00 per share):

	Six Months Ended May 31, 2008	Six Months Ended May 31, 2008
	Liquidity Class I*	Class Treasurer's Trust
LIQUID PERFORMANCE
Sold	5,286,799,175	—
Reinvested	99,997,370	80,690
Redeemed	(395,273,057)	(4,000,000)
Net increase (decrease)	4,991,523,488	(3,919,310)

For the period from June 1, 2007 to November 30, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	For the Period from June 1, 2007 to November 30, 2007**	For the Period from June 1, 2007 to November 30, 2007**
	Liquidity Class I*	Class Treasurer's Trust
LIQUID PERFORMANCE
Sold	77,819,443	—
Reinvested	628,500	135,811
Redeemed	(92,140,192)	—
Net increase (decrease)	(13,692,249)	135,811

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

For the year ended May 31, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	Year Ended May 31, 2007	Period from December 7, 2006(a) to May 31, 2007
	Liquidity Class I*	Class Treasurer's Trust
LIQUID PERFORMANCE
Sold	131,333,496	5,010,000
Reinvested	314,902	57,244
Redeemed	(92,763,265)	(46)
Net increase (decrease)	38,885,133	5,067,198

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

**  Effective November 2007, the Fund's fiscal year-end changed to November 30. Prior to that date, the Fund's fiscal year-end was May 31.

(a)  Commencement of Class operations.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  Financial Highlights:

Presented below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated.

	Liquidity Class I(1)
	Six Months Ended May 31, 2008		For the Period from June 1, 2007 to November 30, 2007(2)		Year Ended May 31, 2007	Period from January 11, 2006* to May 31, 2006
Net asset value at beginning of year	$1.0000		$1.0000		$1.0000	$1.0000
Net investment income	0.0212		0.0266		0.0525	0.0180
Dividends from net investment income	(0.0212)		(0.0266)		(0.0525)	(0.0180)
Net asset value at end of year	$1.0000		$1.0000		$1.0000	$1.0000
Total Return	4.28	%(b)	2.66	%(b)	5.39%	1.82	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$5,016.8		$25.3		$39.0	$0.1
Ratio of expenses to average net assets, before fee waivers	0.16	%(a)	0.15	%(a)	0.15%	0.15	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.10	%(a)	0.00	%(a)	0.01%	0.00	%(a)
Ratio of net investment income to average net assets	4.20	%(a)	5.27	%(a)	5.32%	4.57	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class Treasurer's Trust
	Six Months Ended May 31, 2008		For the Period from June 1, 2007 to November 30, 2007(2)		Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of year	$1.0000		$1.0000		$1.0000
Net investment income	0.0190		0.0266		0.0256
Dividends from net investment income	(0.0190)		(0.0266)		(0.0256)
Net asset value at end of year	$1.0000		$1.0000		$1.0000
Total Return	3.84	%(b)	2.66	%(b)	2.59	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$1.3		$5.2		$5.1
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)	0.60	%(a)	0.60	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.50	%(a)	0.01	%(a)	0.01	%(a)
Ratio of net investment income to average net assets	4.25	%(a)	5.27	%(a)	5.34	%(a)

*  Inception of Class operations.

(a)  Annualized.

(b)  Not Annualized.

(1)  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

(2)  Effective November 2007, the Fund's fiscal year-end changed to November 30. Prior to that date, the Fund's fiscal year-end was May 31.

(7)  Recent Accounting Pronouncements

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of May 31, 2008, no provision for income tax would be required in the fund's financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Recent Accounting Pronouncements (Continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of May 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$0
Level 2—Other Significant Observable Inputs	5,012,017,136
Level 3—Significant Unobservable Inputs	0
Total	$5,012,017,136

(8)  Additional Information

Liquidity Assets Limited, a company organized under the laws of the Cayman Islands (the "Investor"), made a $5 billion investment in the Fund on December 11, 2007, which resulted in the Investor owning 99% of the Fund as of such date. The Investor is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. So long as its ownership interest in the Fund remains at more than 50%, the Investor would be able to control the outcome of any matter submitted to shareholders of the Fund on which shareholders vote separately from other investment series of The Reserve Fund. The Investor also would be able to call a special meeting of Fund shareholders and cause a change to the Fund's investment objective or fundamental investment restrictions.

As of May 5, 2008, State Street Bank and Trust Company became the custodian of the Fund's assets.

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accountant.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2007 and held for the entire period ending May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Liquid Performance Fund Liquidity Class I
Actual	$1,000.00	$1,021.20	$0.50
Hypothetical	$1,000.00	$1,024.49	$0.51

*  Expenses are equal to the Fund's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Liquid Performance Fund Class Treasurer's Trust
Actual	$1,000.00	$1,019.00	$2.51
Hypothetical	$1,000.00	$1,022.44	$2.53

*  Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Liquidity Assets Limited, a company organized under the laws of the Cayman Islands (the "Investor"), owned of record and beneficially 99% of Reserve Liquid Performance Money Market Fund (the "Fund") as of December 11, 2007. The Investor is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. So long as its ownership interest in the Fund remains at more than 50%, the Investor would be able to control the outcome of any matter submitted to shareholders of the Fund on which shareholders vote separately from other investment series of The Reserve Fund.

KPMG LLP was previously the independent registered public accounting firm for Reserve Liquid Performance Money Market Fund (the "Fund"). On December 6, 2007, the Audit Committee of the Board of Trustees approved a change in the independent registered public accounting firm to Ernst & Young LLP.

During the fiscal year ended May 31, 2007 and the period from January 11, 2006 (commencement of operations) through May 31, 2006, and the six-month interim period ended November 30, 2007, there were no: (1) disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events.

The audit reports of KPMG LLP on the financial statements of the Fund as of and for the fiscal periods ended May 31, 2007 and 2006 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The Audit Committee has selected Ernst & Young LLP ("Ernst & Young"), located at 5 Times Square, New York, New York, to serve as the independent registered public accounting firm for the Fund. Ernst & Young has audited the Fund's financial statements for the fiscal year ended November 30, 2007.

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800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor – Resrv Partners, Inc. RLP/SEMI-ANNUAL 5/08

Item 2.                       Code of Ethics.

Not applicable.

Item 3.                       Audit Committee Financial Expert.

Not applicable.

Item 4.                       Principal Accountant Fees and Services.

Not applicable.

Item 5.                       Audit Committee of Listed Registrants.

Not applicable.

Item 6.                       Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.          Controls and Procedures.

(a)           The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)           There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)          Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2)          Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)               Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/Patrick Farrell
	Name:	Patrick Farrell
	Title:	Chief Financial Officer

Date:	August 8, 2008